Segment Information - Summary of Operating Revenues and Non Current Assets by Geographical Regions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [Line Items]
Operating revenues	₩ 26,234,206	₩ 25,205,659	₩ 24,440,647
Non-current assets	21,115,704	20,881,181
Domestic [member]
Disclosure of geographical areas [Line Items]
Operating revenues	26,074,349	25,114,719	24,368,729
Non-current assets	20,845,214	20,627,543
Overseas [member]
Disclosure of geographical areas [Line Items]
Operating revenues	159,857	90,940	₩ 71,918
Non-current assets	₩ 270,490	₩ 253,638